MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                                One Boston Place
                           Boston, Massachusetts 02108


                                                                     May 1, 2006


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Mellon Institutional Funds Investment Trust (the "Trust") (File Nos. 33-8214 and 811-4813)


Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectus dated May 1, 2006 for each of the following two series of the Trust, Mellon Equity Micro Cap Fund and The Boston Company Emerging Markets Core Equity Fund (each, a "Fund"), and the statement of additional information dated May 1, 2006 for each Fund, that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 122 (amendment No. 126 under the Investment Company Act of 1940) to the Trust's registration statement on Form N-1A (Accession No. 0001145443-06-001391), which was filed with the Securities and Exchange Commission on April 27, 2006.

         If you have any questions or comments concerning this filing, please contact Elaine S. Kim, Esq., counsel to the Trust, at (617) 526-6685 (collect).




                                     Very truly yours,
                                     Mellon Institutional Funds Investment Trust


                                     /s/ DENISE B. KNEELAND
                                     ----------------------
                                     Denise B. Kneeland
                                     Assistant Vice President